CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Products	$ 118,561	$ 111,750	$ 103,651
Services	33,018	25,482	23,839
Total revenues	151,579	137,232	127,490
Cost of revenues:
Products	54,349	51,996	48,371
Services	8,243	6,568	5,923
Total cost of revenues	62,592	58,564	54,294
Gross profit	88,987	78,668	73,196
Operating expenses:
Research and development, net	32,275	28,194	28,677
Selling and marketing	45,534	39,279	40,040
General and administrative	7,677	8,456	8,214
Total operating expenses	85,486	75,929	76,931
Operating income (loss)	3,501	2,739	(3,735)
Financial income (expenses), net	(196)	96	453
Income (loss) before taxes on income	3,305	2,835	(3,282)
Income tax benefit (expense), net	(3,391)	1,404	(541)
Equity in losses of an affiliated company	0	(21)	(354)
Net income (loss)	$ (86)	$ 4,218	$ (4,177)
Earnings (loss) per share - basic and diluted	$ 0.00	$ 0.11	$ (0.11)
Weighted average number of shares used in computations of earnings (loss) per share:
Basic (in shares)	42,285,919	38,241,258	39,125,129
Diluted (in shares)	42,285,919	39,096,758	39,125,129